Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [Abstract]
Schedule of revenue recognized
	2022	2021	2020
	EUR	EUR	EUR
Revenue recognized over time
Consultancy revenue	162,407	420,167	214,756